Reinsurance	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reinsurance

Schedule IV

Reinsurance

Amounts in million EUR	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net
For the year ended December 31, 2017
Life insurance in force	863,686	709,326	525,201	679,561	77%

Premiums
Life insurance	18,324	3,214	1,628	16,738	10%
Non-life insurance	2,849	217	25	2,657	1%
Total premiums	21,174	3,431	1,653	19,395	9%

For the year ended December 31, 2016
Life insurance in force	986,854	851,003	648,147	783,999	83%

Premiums
Life insurance	18,687	2,932	1,713	17,468	10%
Non-life insurance	3,046	244	7	2,808	0%
Total premiums	21,734	3,176	1,719	20,277	8%

For the year ended December 31, 2015
Life insurance in force	1,008,787	961,485	658,594	705,896	93%

Premiums
Life insurance	17,971	2,694	1,612	16,889	10%
Non-life insurance	3,332	286	11	3,057	0%
Total premiums	21,302	2,979	1,623	19,946	8%